Segment Information (Table)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of Net Revenues by Geographic Area

Net revenues by geographic area are based upon the location of the customers. Total net revenues by geographic area are presented as follows:

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
PRC	712,115	1,706,086	2,737,596	429,588
Malaysia	140,895	124,991	114,681	17,996
	853,010	1,831,077	2,852,277	447,584

Summary of Long-lived Assets by Geographic Area

Long-lived assets by geographic area are presented as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
PRC	6,016,479	8,829,539	1,385,547
Malaysia	958,408	911,623	143,054
India	229,241	626,798	98,359
	7,204,128	10,367,960	1,626,960